Cash Flow Information	12 Months Ended
Dec. 31, 2024
Cash Flow Information [Abstract]
Cash Flow Information

Note 26 Cash Flow Information

Reconciliation of net profit / (loss) to net cash outflow from operating activities:

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
	2024	2023	2022	2022
(in U.S. dollars)
Net loss	$(74,822,141)	$(46,248,261)	$(27,864,014)	$(51,860,307)
Adjustments for
Share-based compensation	5,523,560	5,620,643	5,357,063	14,680,945
Borrowing costs	1,825,132	983,833	44,960	46,603
Fixed assets written off	103,299	—	—	—
Loss on sale of fixed assets	—	—	33,485	—
Software written off	—	—	96,596	—
Fair value movement in derivative (gain) / loss	4,536,546	(1,512,859)	—	—
Loss on equity investment securities at fair value through profit or loss	15,308,187	—	—	7,937,633
Impairment expense	—
Foreign exchange (gain) / loss	(512,273)	(137,781)	(1,368,856)	(5,144,766)
Non-cash termination settlement	—	—	—	—
Depreciation and amortization expense	4,568,969	4,739,719	2,572,018	4,214,620
Government incentives	—	—	—	(219,557)
Change in operating assets and liabilities:
Decrease/(increase) in other trade receivables	1,595,928	(567,851)	232,354	(991,503)
Decrease /(increase) in inventories	455,643	1,202,967	(1,383,644)	166,178
(Increase)/Decrease in other operating assets	(1,530,827)	629,315	2,432,642	(3,543,910)
(Increase)/decrease in deferred tax assets	85,121	(200,992)	—	—
Increase/(decrease) in trade creditors	1,415,363	(1,368,063)	1,340,692	(90,690)
Increase in income taxes payable	—	107,458	—	—
Decrease/(increase) in other operating liabilities	1,029,724	523,449	(359,867)	5,575,399
Net cash outflow from operating activities	$(40,417,769)	$(36,228,423)	$(18,866,571)	$(29,229,355)

Net Debt Reconciliation

This section sets out an analysis of net debt and the movements in net debt for each period presented.

	December 31,	December 31,
	2024	2023
(in U.S. dollars)
Cash and cash equivalents	$42,557,621	$78,713,885
Lease liability - repayable within one year	(522,297)	(345,933)
Borrowings – repayable within one year (including overdraft)	(31,668,810)	(29,895,899)
Lease liability - repayable after one year	(6,488,119)	(4,479,627)
Borrowings – repayable after one year	(32,775,271)	(34,666,291)
Net cash (debt)	$(28,896,876)	$9,326,135

Cash and cash equivalents	42,557,621	78,713,885
Gross debt – fixed interest rates	(38,770,675)	(35,176,279)
Gross debt – variable interest rates	(32,683,822)	(34,211,471)
Net cash (debt)	$(28,896,876)	$9,326,135

		Liabilities from financing activities
(in U.S. dollars)	Cash	Borrowings due within 1 year	Borrowings due after 1 year	Total
Net cash as of January 1, 2023	$99,039,172	$(1,438,692)	$(39,903,148)	$57,697,332
Cashflows	(18,653,649)	1,428,959	(30,752,830)	(47,977,520)
Other non-cash movements	(1,671,638)	(1,677,889)	2,955,850	(393,677)
Net cash as of December 31, 2023	78,713,885	(1,687,622)	(67,700,128)	9,326,135
Cashflows	(36,156,264)	1,587,931	—	(34,568,333)
Other non-cash movements	—	(31,569,119)	34,924,857	3,355,738
Net cash as of December 31, 2024	$42,557,621	$(31,668,810)	$(32,775,271)	$(21,886,460)

Non-cash Investing and Financing Activities

Non-cash investing and financing activities disclosed in other notes are:

•
Right of use assets – See Note 20 - Leases
•
Options and shares issued to employees – See Note 28 – Share-based Payments